Fair Value Disclosure and Measurement on Recurring Basis (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Fair value disclosure
Long-term notes payable	$ 10,001	¥ 68,763	¥ 35,943
Convertible senior notes	716	4,923
Fair value measurements on a recurring basis
Other invested securities	0	0	18,350
Total assets measured at fair value	12,625	86,803	62,327
Total liabilities measured at fair value	68	464
Cash Equivalents
Fair value disclosure
Time deposits	620	4,264	130
Money market fund	541	3,723	2,384
Short-term Investments
Fair value disclosure
Held-to-maturity debt investments	4,001	27,507	48,695
Fair value measurements on a recurring basis
Available-for-sale debt investments	11,571	79,558	40,715
Long-term investments
Fair value measurements on a recurring basis
Equity investments at fair value with readily determinable fair value	644	4,428
Available-for-sale equity investments			2,773
Investments accounted for at fair value	212	1,457	321
Available-for-sale debt investments	170	1,167
Other non-current assets
Fair value measurements on a recurring basis
Derivative instruments	28	193	168
Accounts Payable and Accrued Liabilities
Fair value measurements on a recurring basis
Derivative instruments	18	123
Amounts Due to Related Parties, Noncurrent
Fair value measurements on a recurring basis
Financial liabilities	$ 50	341
Fair Value, Inputs, Level 1
Fair value measurements on a recurring basis
Total assets measured at fair value		4,428	2,773
Total liabilities measured at fair value		0
Fair Value, Inputs, Level 1 | Cash Equivalents
Fair value disclosure
Money market fund		3,723	2,384
Fair Value, Inputs, Level 1 | Long-term investments
Fair value measurements on a recurring basis
Equity investments at fair value with readily determinable fair value		4,428
Available-for-sale equity investments			2,773
Fair Value, Inputs, Level 2
Fair value disclosure
Long-term notes payable		68,763	35,943
Fair value measurements on a recurring basis
Other invested securities			18,350
Total assets measured at fair value		79,745	59,233
Total liabilities measured at fair value		341
Fair Value, Inputs, Level 2 | Cash Equivalents
Fair value disclosure
Time deposits		4,264	130
Fair Value, Inputs, Level 2 | Short-term Investments
Fair value disclosure
Held-to-maturity debt investments		27,507	48,695
Fair value measurements on a recurring basis
Available-for-sale debt investments		79,558	40,715
Fair Value, Inputs, Level 2 | Other non-current assets
Fair value measurements on a recurring basis
Derivative instruments		187	168
Fair Value, Inputs, Level 2 | Amounts Due to Related Parties, Noncurrent
Fair value measurements on a recurring basis
Financial liabilities		341
Fair Value, Inputs, Level 3
Fair value disclosure
Convertible senior notes		4,923
Fair value measurements on a recurring basis
Total assets measured at fair value		2,630	321
Total liabilities measured at fair value		123
Fair Value, Inputs, Level 3 | Long-term investments
Fair value measurements on a recurring basis
Investments accounted for at fair value		1,457	¥ 321
Available-for-sale debt investments		1,167
Fair Value, Inputs, Level 3 | Other non-current assets
Fair value measurements on a recurring basis
Derivative instruments		6
Fair Value, Inputs, Level 3 | Accounts Payable and Accrued Liabilities
Fair value measurements on a recurring basis
Derivative instruments		¥ 123